Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts Payable and Accrued Expenses

9.	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	December 31, 2011	December 31, 2010
Accounts payable	$-	$615
Accrued payroll	94,482	64,576
Accrued litigation	143,000	143,000
	$237,482	$208,191